Balance Sheet Components	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
Balance Sheet Components

Selected balance sheet components consist of the following:

(In thousands)	December 31, 2013	December 31, 2012
Inventories:
Raw materials	$482,751	$455,958
Work in process	310,004	268,191
Finished goods	864,138	801,093
	$1,656,893	$1,525,242

Property, plant and equipment:
Land and improvements	$75,100	$73,857
Buildings and improvements	747,003	665,058
Machinery and equipment	1,698,411	1,436,904
Construction in progress	207,721	308,192
	2,728,235	2,484,011
Less accumulated depreciation	1,062,759	1,086,795
	$1,665,476	$1,397,216

Other current liabilities:
Legal and professional accruals, including litigation accruals	$145,794	$122,083
Payroll and employee benefit plan accruals	288,750	266,650
Accrued sales allowances	281,112	202,891
Accrued interest	68,466	72,590
Fair value of financial instruments	74,312	29,051
Other	538,104	290,281
	$1,396,538	$983,546

The value of contingent consideration included in other current liabilities is $250.0 million at December 31, 2013. Contingent consideration included in other long-term obligations totaled $414.6 million and $379.2 million at December 31, 2013 and 2012, respectively. Included in prepaid expenses and other current assets is $129.5 million and $1.5 million of restricted cash at December 31, 2013 and 2012, respectively. An additional $100 million of restricted cash is classified as a component of other long-term assets at December 31, 2013. The increase in restricted cash at December 31, 2013 principally related to amounts deposited in escrow, or restricted accounts, for potential contingent consideration payments related to the Agila acquisition.

The Company’s equity method investments in clean energy partnerships, whose activities qualify for income tax credits under section 45 of the U.S. Internal Revenue Code, totaled $401.7 million and $71.7 million at December 31, 2013 and 2012, respectively, and are included in other assets in the Consolidated Balance Sheets. Liabilities related to these investments totaled $415.4 million and $78.7 million at December 31, 2013 and 2012, respectively, and are included in other long-term obligations in the Consolidated Balance Sheets.
As part of the Agila acquisition, the Company acquired a 50% interest in Sagent Agila, which was established in 2007 between Agila and Sagent Pharmaceuticals, Inc. Sagent Agila was established to allow for the development, manufacturing and distribution of certain generic injectable products in the U.S. market. The initial term of the venture expires upon the tenth anniversary of its formation. The fair value of the 50% interest was valued at $125 million and is accounted for using the equity method of accounting. The equity method investment is included in other assets in the Consolidated Balance Sheets. The results of Sagent Agila since the acquisition date were not material to Mylan’s consolidated financial statements.